UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of registrant as specified in charter)
________

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
10900 Hefner Pointe Drive,
Suite 207
Oklahoma City, OK 73120

Copy to:
Christopher D. Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: December 31, 2016

Date of reporting period: June 30, 2016

Item 1.  Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST YieldShares High Income ETF

Semi-Annual Report

June 30, 2016
(Unaudited)

YieldShares

High Income ETF

Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Disclosure of Fund Expenses	15
Supplemental Information	16

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-796-3863; and (ii) on the Commission’s website at http://www.sec.gov.

YieldShares

High Income ETF

Schedule of Investments

June 30, 2016 (Unaudited)

Description	Shares	Fair Value
CLOSED-END FUNDS — 99.9%
Asset Allocation — 12.6%
Calamos Global Dynamic Income Fund	522,502	$3,667,964
Clough Global Opportunities Fund	337,082	3,144,975
GAMCO Global Gold Natural Resources & Income Trust	745,835	4,847,928
		11,660,867
Equity — 23.3%
Alpine Global Premier Properties Fund	657,015	3,607,012
Alpine Total Dynamic Dividend Fund	483,112	3,507,393
BlackRock International Growth and Income Trust	351,226	2,019,549
Eaton Vance Tax-Managed Diversified Equity Income Fund	108,765	1,132,244
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	429,701	3,678,241
Royce Value Trust	326,484	3,842,717
Voya Global Equity Dividend and Premium Opportunity Fund	541,468	3,752,373
		21,539,529
Fixed Income — 64.0%
Aberdeen Asia-Pacific Income Fund	813,442	4,075,344
AllianceBernstein Global High Income Fund	123,786	1,520,092
AllianzGI Convertible & Income Fund	646,800	3,977,820
BlackRock Corporate High Yield Fund	197,574	2,062,673
BlackRock Multi-Sector Income Trust	110,326	1,825,895
Blackstone/GSO Strategic Credit Fund	183,962	2,647,213
DoubleLine Income Solutions Fund	225,893	4,145,137
Eaton Vance Limited Duration Income Fund	293,606	3,946,065
First Trust Intermediate Duration Preferred & Income Fund	72,624	1,713,200
Invesco Dynamic Credit Opportunities Fund	93,375	1,028,992
Morgan Stanley Emerging Markets Domestic Debt Fund	546,449	4,191,264
Nuveen Preferred Income Opportunities Fund	86,093	862,652
PIMCO Corporate & Income Opportunity Fund	238,843	3,365,298
PIMCO Dynamic Credit Income Fund	205,500	3,931,215
Prudential Global Short Duration High Yield Fund	262,568	3,941,146
Prudential Short Duration High Yield Fund	181,300	2,862,727
Wells Fargo Income Opportunities Fund	384,621	3,038,506
Wells Fargo Multi-Sector Income Fund	198,850	2,515,452
Western Asset Emerging Markets Debt Fund	270,313	4,157,414
Western Asset High Income Fund II	474,815	3,295,216
		59,103,321
Total Closed-End Funds
(Cost $102,438,473)		92,303,717

Total Investments — 99.9%
(Cost $102,438,473)		$92,303,717

Percentages are based on Net Assets of $92,376,466.

As of June 30, 2016, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended June 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

YieldShares

High Income ETF

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments at Cost	$102,438,473
Investments at Fair Value	$92,303,717
Dividends Receivable	252,779
Total Assets	92,556,496

Liabilities:
Due to Custodian	142,860
Advisory Fees Payable	37,170
Total Liabilities	180,030

Net Assets	$92,376,466

Net Assets Consist of:
Paid-in Capital	$107,203,365
Undistributed Net Investment Income	1,868,969
Accumulated Net Realized Loss on Investments	(6,561,112)
Net Unrealized Depreciation on Investments	(10,134,756)
Net Assets	$92,376,466

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,950,000
Net Asset Value, Offering and Redemption Price Per Share	$18.66

The accompanying notes are an integral part of the financial statements.

YieldShares

High Income ETF

Statement of Operations

For the six-month period ended June 30, 2016 (Unaudited)

Investment Income:
Dividend Income	$6,395,644
Interest Income	151
Total Investment Income	6,395,795

Expenses:
Advisory Fees	198,826
Total Expenses	198,826

Net Investment Income	6,196,969

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(3,681,898)
Net Change in Unrealized Appreciation on Investments	5,364,682
Net Realized and Unrealized Gain on Investments	1,682,784

Net Increase in Net Assets Resulting from Operations	$7,879,753

The accompanying notes are an integral part of the financial statements.

YieldShares

High Income ETF

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015 (Audited)
Operations:
Net Investment Income	$6,196,969	$5,731,796
Net Realized Loss on Investments and Securities Sold Short	(3,681,898)	(987,213)
Capital Gain Distributions From Underlying Closed End Funds	—	616,200
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,364,682	(13,341,792)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,879,753	(7,981,009)

Dividends and Distributions to Shareholders:
Investment Income	(4,328,000)	(5,746,010)
Return of Capital	—	(2,773,990)
Total Dividends and Distributions to Shareholders	(4,328,000)	(8,520,000)

Capital Share Transactions:
Issued In-Kind	12,030,634	26,224,567
Redeemed In-Kind	(827,382)	(9,234,038)
Increase in Net Assets from Capital Share Transactions	11,203,252	16,990,529

Total Increase in Net Assets	14,755,005	489,520

Net Assets:
Beginning of Period	77,621,461	77,131,941
End of Period (Includes Undistributed Net Investment Income of $1,868,969 and $–)	$92,376,466	$77,621,461

Share Transactions:
Issued In-Kind	650,000	1,250,000
Redeemed In-Kind	(50,000)	(500,000)
Net Increase in Shares Outstanding from Share Transactions	600,000	750,000

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

YieldShares

High Income ETF

Financial Highlights

Selected Per Share Data & Ratios
For the six months ended June 30, 2016 (Unaudited), years ended December 31, 2015 and December 31, 2014, and the periods ended December 31, 2013 and April 30, 2013
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(1)(5)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(2)
YieldShares High Income ETF†
2016**	$ 17.84	$ 1.38	$ 0.40	$ 1.78	$ (0.96)	$ —	$ —	$ (0.96)	$ 18.66	10.39%	$ 92,376	0.50%(4)(6)	15.58%(4)(6)	20%
2015	$ 21.43	$ 1.30	$ (2.97)	$ (1.67)	$ (1.30)	$ —	$ (0.62)	$ (1.92)	$ 17.84	(8.26)%	$ 77,621	0.50%(6)	6.48%(6)	1%
2014	$ 23.16	$ 1.18	$ (0.85)(7)	$ 0.33	$ (1.17)	$ (0.02)	$ (0.87)	$ (2.06)	$ 21.43	1.03%	$ 77,132	0.50%(6)	5.06%(6)	111%
2013‡	$ 23.30	$ 0.89	$ 0.10	$ 0.99	$ (0.85)	$ (0.07)	$ (0.21)	$ (1.13)	$ 23.16	4.40%	$ 20,845	0.50%(4)(6)	5.80%(4)(6)	—%
2013(3)	$ 20.00	$ 0.41	$ 3.95	$ 4.36	$ (0.48)	$ (0.58)	$ —	$ (1.06)	$ 23.30	21.93%	$ 1,165	0.50%(4)	2.07%(4)	42%

Amounts designated as “—” are $0 or have been rounded to $0.

*	Per share data calculated using average shares method.

**	For the six month period ended June 30, 2016.

†	Formerly, Sustainable North American Oil Sands ETF.

‡	For the period May 1, 2013 to December 31, 2013. Effective October 15, 2013, the YieldShares High Income ETF changed its fiscal year end to December 31. (See Note 1 in Notes to Financial Statements).

(1)

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

(3)	For the period June 11, 2012 (commencement of operations) to April 30, 2013.

(4)	Annualized.

(5)

Effective June 21, 2013, the Fund changed its name, underlying index and investment objective. The Fund’s past performance is not necessarily indicative of how the Fund will perform in the future. (See Note 1 in Notes to Financial Statements).

(6)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying closed-end investment companies in which the Fund invests.

(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

YieldShares

High Income ETF

Notes to Financial Statements

June 30, 2016 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company consisting of multiple investment portfolios. The financial statements herein are those of the YieldShares High Income ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE High IncomeTM Index (the “Index”). Prior to June 21, 2013, the Fund was known as the Sustainable North American Oil Sands ETF and effective June 21, 2013, the Fund changed its name, underlying index and investment objective. Prior to June 4, 2013 the Fund sought to provide investment results that, before fees and expenses, corresponded generally to the prime and yield performance of the Sustainable North American Oil Sands Index®. Effective October 15, 2013, the Fund changed its fiscal year end to December 31. The previous fiscal year end was April 30. The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser for the Fund. Vident Investment Advisory, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) on the accrual basis of accounting. The Trustee has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies Accounting Standards Codification (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system (including closed end funds) for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions.

YieldShares

High Income ETF

Notes to Financial Statements

June 30, 2016 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value for the six month period ended June 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six month period ended June 30, 2016, there have been no significant changes to the Fund’s fair valuation methodologies. It is the Fund’s policy to recognize transfers into or out of all levels at the end of the reporting period.

YieldShares

High Income ETF

Notes to Financial Statements

June 30, 2016 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Short Sales — The Fund may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund’s short position. At June 30, 2016 the Fund does not hold any securities sold short.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2016, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at NAV and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a creation unit, which the transaction fee is designed to cover.

YieldShares

High Income ETF

Notes to Financial Statements

June 30, 2016 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown as of June 30, 2016:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
YieldShares High Income ETF	50,000	$500	$933,000	$500

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC, or the Adviser, is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of proactive oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

YieldShares

High Income ETF

Notes to Financial Statements

June 30, 2016 (Unaudited) (Continued)

3. AGREEMENTS (continued)

Sub-Advisory Agreement

Vident Investment Advisory, LLC, or the Sub-Adviser, is a Delaware limited liability company, located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.03% on the average daily net assets of the Fund, subject to a $20,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Trust’s custodian and transfer agent.

The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan (the “Plan”) for the Fund pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the six month period ended June 30, 2016 and the year ended December 31, 2015 no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers or interested trustees of the Trust may also be employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the six month period ended June 30, 2016, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
YieldShares High Income ETF	$15,933,670	$16,077,275

There were no purchases or sales of long-term U.S. Government securities by the Fund.

YieldShares

High Income ETF

Notes to Financial Statements

June 30, 2016 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS (continued)

For the six month period ended June 30, 2016, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
YieldShares High Income ETF	$11,990,943	$819,130	$(106,730)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended December 31, 2015 and December 31, 2014:

YieldShares High Income ETF	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2015	$5,746,010	$—	$2,773,990	$8,520,000
2014	2,939,332	101,284	2,063,048	5,103,664

As of December 31, 2015, the components of Accumulated Losses on a tax basis were as follows:

YieldShares High Income ETF
Capital Loss Carryforward	$(2,597,682)
Post October Losses	(1,308)
Unrealized Depreciation	(15,779,662)
Total Accumulated Losses	$(18,378,652)

Post-October losses represent losses realized on investment transactions from November 1, 2015 through December 31, 2015, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. Specified losses realized on investment transactions from November 1, 2015 through December 31, 2015, that, in accordance with Federal tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

YieldShares

High Income ETF

Notes to Financial Statements

June 30, 2016 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term	Total Capital Loss Carryforwards
YieldShares High Income ETF	$2,597,682	$—	$2,597,682

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at June 30, 2016, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
YieldShares High Income ETF	$102,438,473	$348,933	$(10,483,689)	$(10,134,756)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will normally invest at least 80% of its total assets in securities of the Index. Because the Index is comprised of securities issued by other investment companies (as opposed to operating companies), the Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it invests its assets in shares of funds included in the Index. The Index seeks to measure the performance of the top 30 U.S. exchange-listed closed-end funds (the “Underlying Funds”), as selected and ranked according to factors employed by the Index methodology that are designed to result in a portfolio that produces high current income.

Concentration Risk

Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

YieldShares

High Income ETF

Notes to Financial Statements

June 30, 2016 (Unaudited) (Concluded)

6. RISKS OF INVESTING IN THE FUND (continued)

Fund of Funds Risk

Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

Leverage Risk

Leverage may result from ordinary borrowings, or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is a expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

7. OTHER

At June 30, 2016, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, the Fund has determined that no adjustments were required to the financial statements.

YieldShares

High Income ETF

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2016 to June 30, 2016). Shareholders may incur brokerage commissions on their purchases and sales of fund shares, which are not reflected in these examples.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratios	Expenses Paid During Period*
YieldShares High Income ETF
Actual Fund Return	$ 1,000.00	$ 1,103.90	0.50%	$2.61
Hypothetical 5% Return	$ 1,000.00	$ 1,022.38	0.50%	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/366 (to reflect the one-half period shown).

YieldShares

High Income ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.yieldshares.com.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, Georgia 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

YYY-SAR-001-0400

Item 2.  Code of Ethics.

Not applicable for semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date:	September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date:	September 7, 2016

By (Signature and Title)	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date:	September 7, 2016